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                            GROUP VARIABLE CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                                  CORNERSTONE
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

      SUPPLEMENT DATED AUGUST 10, 2006 TO THE PROSPECTUS DATED MAY 1, 2006
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              SUPPLEMENT DATED AUGUST 10, 2006 TO YOUR PROSPECTUS

VAN KAMPEN EMERGING GROWTH FUND -- NAME CHANGE

The Board of Trustees of Van Kampen Emerging Growth Fund recently approved changing the name of the fund to "Van Kampen Strategic Growth Fund."

Effective August 10, 2006, all references to the Van Kampen Emerging Growth Fund in the Prospectus are hereby replaced with "Van Kampen Strategic Growth Fund."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6001